Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and development	[1]	$ 5,833	$ 11,327	$ 18,381
General and administrative	[2]	3,734	3,412	7,078
Related Party [Member]
Research and development		1,014	1,228	1,324
General and administrative		$ 1,312	$ 1,237	$ 3,069

[1]	Includes expenses related to related parties of $1,014 thousand, $1,228 thousand and $1,324 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.
[2]	Includes expenses related to related parties of $1,312 thousand, $1,237 thousand and $3,069 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.